Equipment on Operating Leases - Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 1,773,632	¥ 1,754,867
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	818,025	784,148
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	571,632	577,856
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	271,863	274,122
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	86,070	91,320
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	25,488	27,421
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments expected to be received under non-cancelable operating leases	¥ 554